Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets
Cash and cash equivalents	$ 39,056	245,813	153,250
Restricted cash	106	665	1,662
Time deposits with financial institutions	79,315	499,201	378,405
Accounts receivable, less allowance for doubtful accounts: December 31, 2010: RMB2,663; December 31, 2011: RMB2,542 (US$404)	18,105	113,949	78,500
Notes receivable	7,506	47,243	55,646
Inventories	4,386	27,604	21,718
Prepaid expenses and other receivables	4,238	26,672	39,390
Available-for-sale securities	3,627	22,830	50,667
Prepayment to related parties	953	6,000	12,000
Deferred tax assets	437	2,750	2,198
Total current assets	157,729	992,727	793,436
Time deposits with financial institutions	3,178	20,000	120,000
Available-for-sale securities	1,724	10,848	12,697
Investment in non-consolidated affiliates	357	2,245	3,835
Property, plant and equipment, net	31,467	198,053	199,456
Prepaid land use rights	2,772	17,448	8,188
Prepayment and non-current deposits	2,669	16,801	1,555
Intangible assets, net	7,883	49,615	44,299
Long-term receivables	494	3,111	2,558
Deferred tax assets	42	262	373
Total assets	208,315	1,311,110	1,186,397
Current liabilities
Accounts payable	988	6,218	5,030
Deferred grant income	59	374	1,374
Accrued expenses and other payables	7,689	48,389	39,552
Income tax payable	1,413	8,894	1,986
Total current liabilities	10,149	63,875	47,942
Deferred grant income	322	2,029	2,402
Total liabilities	10,471	65,904	50,344
Commitments and contingencies		0	0
Shareholders' equity
Share capital - ordinary shares US$0.0001 par value, 500,000,000 shares authorized, 152,654,148 and 154,473,159 issued and outstanding as of December 31, 2010 and 2011 respectively	20	124	123
Additional paid-in capital	154,629	973,218	946,717
Accumulated other comprehensive loss	(20,065)	(126,290)	(89,531)
Retained earnings	61,538	387,317	278,744
Total shareholders' equity attributable to 3SBio Inc.	196,122	1,234,369	1,136,053
Non-controlling interest	1,722	10,837	0
Total shareholders' equity	197,844	1,245,206	1,136,053
Total liabilities and shareholders' equity	$ 208,315	1,311,110	1,186,397